Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0002019804
Registrant Name	Terrestrial Energy Inc. /DE/
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES